Fair Value Disclosures on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures on Financial Instruments
Schedule of Fair values of Financial instruments and Classification Within the Fair value Hierarchy

€ millions	Category					December 31, 2017
		Carrying Amount	Measurement Categories				Fair Value
			At Amortized Cost	At Fair Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents1)	L&R	4,011	4,011
Trade and other receivables		6,017
Trade receivables1)	L&R	5,810	5,810
Other receivables2)	-	207
Other financial assets		2,145
Available-for-sale financial assets
Debt investments	AFS	39		39	39			39
Equity investments	AFS	827		827	87	8	732	827
Investments in associates2)	-	32
Loans and other financial receivables
Financial instruments related to employee benefit plans2)	-	155
Other loans and other financial receivables	L&R	899	899			899		899
Derivative assets
Designated as hedging instrument
FX forward contracts	-	29		29		29		29
Interest rate swaps	-	24		24		24		24
Not designated as hedging instrument
FX forward contracts	HFT	41		41		41		41
Call options for share-based payments	HFT	90		90		90		90
Call option on equity shares	HFT	11		11			11	11
Liabilities
Trade and other payables		–1,270
Trade payables1)	AC	–952	–952
Other payables2)	-	–318
Financial liabilities		–6,595
Non-derivative financial liabilities
Loans	AC	–24	–24			–24		–24
Bonds	AC	–5,147	–5,147		–5,335			–5,335
Private placements	AC	–1,130	–1,130			–1,136		–1,136
Other non-derivative financial liabilities	AC	–208	–208			–208		–208
Derivatives
Designated as hedging instrument
FX forward contracts	-	–1		–1		–1		–1
Interest rate swaps	-	–1		–1		–1		–1
Not designated as hedging instrument
FX forward contracts	HFT	–84		–84		–84		–84
Total financial instruments, net		4,308	3,259	974	–5,209	–364	742	–4,830

€ millions	Category					December 31, 2016
		Carrying Amount	Measurement Categories				Fair Value
			At Amortized Cost	At Fair Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents1)	L&R	3,702	3,702
Trade and other receivables		6,050
Trade receivables1)	L&R	5,825	5,825
Other receivables2)	-	225
Other financial assets		2,482
Available-for-sale financial assets
Debt investments	AFS	195		195	195			195
Equity investments	AFS	953		953	153	94	706	953
Investments in associates2)	-	38
Loans and other financial receivables
Financial instruments related to employee benefit plans2)	-	144
Other loans and other financial receivables	L&R	956	956			956		956
Derivative assets
Designated as hedging instrument
FX forward contracts	-	12		12		12		12
Interest rate swaps	-	47		47		47		47
Not designated as hedging instrument
FX forward contracts	HFT	35		35		35		35
Call options for share-based payments	HFT	84		84		84		84
Call option on equity shares	HFT	17		17			17	17
Liabilities
Trade and other payables		–1,408
Trade payables1)	AC	–1,016	–1,016
Other payables2)	-	–392
Financial liabilities		–8,294
Non-derivative financial liabilities
Loans	AC	–16	–16			–16		–16
Bonds	AC	–6,147	–6,147		–6,374			–6,374
Private placements	AC	–1,717	–1,717			–1,744		–1,744
Other non-derivative financial liabilities	AC	–219	–219			–219		–219
Derivatives
Designated as hedging instrument
FX forward contracts	-	–24		–24		–24		–24
Interest rate swaps	-	0		0		0		0
Not designated as hedging instrument
FX forward contracts	HFT	–170		–170		–170		–170
Total financial instruments, net		2,533	1,369	1,149	–6,026	–944	723	–6,248

1) We do not separately disclose the fair value for cash and cash equivalents, trade receivables, and accounts payable as their carrying amounts are a reasonable approximation of their fair values.

2) Since the line items trade receivables, trade payables, and other financial assets contain both financial and non-financial assets or liabilities (such as other taxes or advance payments), the carrying amounts of non-financial assets or liabilities are shown to allow a reconciliation to the corresponding line items in the Consolidated Statements of Financial Position.

Schedule of Fair values of Financial Instruments Classified According to IAS 39

€ millions	Category			December 31, 2017
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	HFT	141		141
Available-for-sale	AFS	865		865
Loans and receivables	L&R	10,719	10,719
Financial liabilities
At fair value through profit or loss	HFT	–84		–84
At amortized cost	AC	–7,460	–7,460

€ millions	Category			December 31, 2016
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	HFT	136		136
Available-for-sale	AFS	1,148		1,148
Loans and receivables	L&R	10,484	10,484
Financial liabilities
At fair value through profit or loss	HFT	–170		–170
At amortized cost	AC	–9,115	–9,115

Summary of Valuation Techniques of Financial Instruments Measured at Fair Value on a Recurring Basis

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Other financial assets
Debt investments	Level 1	Quoted prices in an active market	NA	NA
Listed equity investments	Level 1	Quoted prices in an active market	NA	NA
	Level 2	Quoted prices in an active market deducting a discount for the disposal restriction derived from the premium for a respective put option.	NA	NA

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Unlisted equity investments	Level 3	Market approach. Comparable company valuation using revenue multiples derived from companies comparable to the investee.	Peer companies used (revenue multiples range from 3.4 to 7.8) Revenues of investees Discounts for lack of marketability (10% to 20%)	The estimated fair value would increase (decrease) if: The revenue multiples were higher (lower) The investees’ revenues were higher (lower) The liquidity discounts were lower (higher).

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
		Last financing round valuations	NA	NA
		Liquidation preferences	NA	NA
		Net asset value/Fair market value as reported by the respective funds	NA	NA
Call options for share-based payment plans	Level 2	Monte Carlo model. Calculated considering risk-free interest rates, the remaining term of the derivatives, the dividend yields, the share price, and the volatility of our share.	NA	NA
Call option on equity shares	Level 3	Market approach. Company valuation using EBITDA multiples based on actual results derived from the investee.	EBITDA multiples used EBITDA of the investee	The estimated fair value would increase (decrease) if: The EBITDA multiples were higher (lower) The investees’ EBITDA were higher (lower)

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Other financial assets/ Financial liabilities

FX forward contracts	Level 2

Discounted cash flow using par-method.
Expected future cash flows based on forward exchange rates are discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.

			NA	NA
Interest rate swaps	Level 2

Discounted cash flow.
Expected future cash flows are estimated based on forward interest rates from observable yield curves and contract interest rates, discounted at a rate that reflects the credit risk of the counterparty.

			NA	NA

Schedule of Financial Instruments Not Measured at Fair Value

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique
Financial liabilities
Fixed-rate bonds (financial liabilities)	Level 1	Quoted prices in an active market
Fixed-rate private placements/ loans (financial liabilities)	Level 2	Discounted cash flows. Future cash outflows for fixed interest and principal are discounted over the term of the respective contracts using the market interest rates as of the reporting date.

Summary of Reconciliation from the Opening to the Closing Balances Fair Values Classified as Level 3 Fair Values

€ millions	2017	2016
	Unlisted Equity Investments and Call Options on Equity Shares	Unlisted Equity Investments and Call Options on Equity Shares
January 1	722	568
Transfers
Into Level 3	0	18
Out of Level 3	–100	–18
Purchases	257	156
Sales	–102	–168
Gains/losses
Included in financial income, net in profit and loss	26	96
Included in available-for-sale financial assets in other comprehensive income	28	48
Included in exchange differences in other comprehensive income	–89	22
December 31	742	722
Change in unrealized gains/losses in profit and loss for equity investments held at the end of the reporting period	0	0